Document and Entity Information	9 Months Ended
	Jun. 30, 2014	Aug. 14, 2014
Document And Entity Information
Entity Registrant Name	WESTCOTT PRODUCTS CORP
Entity Central Index Key	0000845819
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	true
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		12,500,000
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2014
Amendment Description	The financials are being amended to combine the unaudited financials of Westcott Products with the audited financials of Dala Petroleum Corp.